Investment in equity accounted investees (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	₨ 4,196		₨ 4,702		$ 50
Company's share of profits for the year	147	$ 2	370	₨ 703
O2 Renewable Energy IX Private Limited [Member]
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	11		0	0
Company's share of profits for the year	₨ (1)		₨ 0	₨ 0